Participative shareholders' debentures (Details) $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 R$ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 R$ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 R$ / shares
Participative Shareholders Debentures
Average Price Per Debenture | R$ / shares		R$ 35.80		R$ 36.59		R$ 49.10
Financial results	$ (179)		$ 659		$ (716)
Liability related to debenture	$ 2,874		$ 2,725		$ 3,419